Note 11 - Share-Based Awards Plan (Details) - Weighted-Average Grant-Date Fair Value of Non-Vested Restricted Shares - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Note 11 - Share-Based Awards Plan (Details) - Weighted-Average Grant-Date Fair Value of Non-Vested Restricted Shares [Line Items]
Non-vested on January 1, 2015 | shares	135,344
Non-vested on January 1, 2015 | $ / shares	$ 4.19
Non-vested on December 31, 2015 | shares	44,000
Non-vested on December 31, 2015 | $ / shares	$ 4.39
Vested | shares	(48,000)
Vested | $ / shares	$ 3.97
Forfeited | shares	(43,344)
Forfeited | $ / shares	$ 4.22